Financial Risk Factors - Contractual Maturities of Non-Derivative Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL RISK FACTORS
Trade payables	€ (952)	€ (1,015)
Financial liabilities	(6,508)	(8,099)
Total of non-derivative financial liabilities	(7,460)	(9,115)
Expiring in the following year
FINANCIAL RISK FACTORS
Trade payables	(952)	(1,016)
Financial liabilities	(1,554)	(1,739)
Total of non-derivative financial liabilities	(2,506)	(2,755)
2019
FINANCIAL RISK FACTORS
Trade payables	0	0
Financial liabilities	(834)	(1,371)
Total of non-derivative financial liabilities	(834)	(1,371)
2020
FINANCIAL RISK FACTORS
Trade payables	0	0
Financial liabilities	(957)	(835)
Total of non-derivative financial liabilities	(957)	(835)
2021
FINANCIAL RISK FACTORS
Trade payables	0	0
Financial liabilities	(58)	(995)
Total of non-derivative financial liabilities	(58)	(995)
2022
FINANCIAL RISK FACTORS
Trade payables	0	0
Financial liabilities	(429)	(62)
Total of non-derivative financial liabilities	(429)	(62)
Due thereafter
FINANCIAL RISK FACTORS
Trade payables	0	0
Financial liabilities	(3,102)	(3,639)
Total of non-derivative financial liabilities	€ (3,102)	€ (3,639)